Called up share capital (Tables)	12 Months Ended
Mar. 31, 2020
Called up share capital
Schedule of called up share capital

		2020		2019
	Number	€m	Number	€m
Ordinary shares of 2020⁄ 21 US cents each allotted, issued and fully paid:[1,2]
1 April	28,815,258,178	4,796	28,814,803,308	4,796
Allotted during the year[3]	656,800	1	454,870	—
31 March	28,815,914,978	4,797	28,815,258,178	4,796

Notes:

1

At 31 March 2020 the Group held 2,043,750,434 (2019: 1,584,882,610) treasury shares with a nominal value of €340 million (2019: €264 million). The market value of shares held was €2,610 million (2019: €2,566 million). During the year, 49,629,851 (2019: 45,657,750) treasury shares were reissued under Group share schemes. On 25 February 2019, 799,067,749 treasury shares were issued in settlement of tranche 2 of the maturing subordinated mandatory convertible bond.

2

On 5 March 2019 the Group announced the placing of subordinated mandatory convertible bonds totalling £1.72 billion with a 2 year maturity date in 2021 and £1.72 billion with a 3 year maturity date due in 2022. The bonds are convertible into a total of 2,684,563,759 ordinary shares with a conversion price of £1.2814 per share. For further details see note 21 “Borrowings”.

3	Represents US share awards and option scheme awards.